Transamerica Rothschild & Co Large Cap Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Aerospace & Defense - 3.7%
Northrop Grumman Corp.	1,858	$ 669,159
Textron, Inc.	11,804	824,037

		1,493,196

Airlines - 1.6%
Southwest Airlines Co. (A)	12,467	641,178

Automobiles - 2.1%
General Motors Co. (A)	16,518	870,664

Banks - 11.1%
Bank of America Corp.	43,758	1,857,527
JPMorgan Chase & Co.	9,971	1,632,153
Wells Fargo & Co.	22,183	1,029,513

		4,519,193

Beverages - 2.3%
PepsiCo, Inc.	6,266	942,469

Biotechnology - 1.8%
AbbVie, Inc.	6,753	728,446

Capital Markets - 8.7%
BlackRock, Inc.	1,419	1,190,058
Charles Schwab Corp.	18,369	1,337,998
State Street Corp.	12,068	1,022,401

		3,550,457

Chemicals - 2.3%
Air Products & Chemicals, Inc.	3,617	926,350

Construction & Engineering - 2.4%
Quanta Services, Inc.	8,681	988,071

Construction Materials - 2.0%
Martin Marietta Materials, Inc.	2,442	834,383

Electric Utilities - 3.7%
Duke Energy Corp.	7,548	736,609
Xcel Energy, Inc.	12,273	767,063

		1,503,672

Energy Equipment & Services - 1.6%
Schlumberger NV	22,363	662,839

Entertainment - 3.1%
Walt Disney Co. (A)	7,448	1,259,978

Equity Real Estate Investment Trusts - 4.1%
American Tower Corp.	3,186	845,596
Prologis, Inc.	6,680	837,873

		1,683,469

Food Products - 3.1%
Mondelez International, Inc., Class A	8,221	478,298
Tyson Foods, Inc., Class A	10,022	791,136

		1,269,434

Health Care Equipment & Supplies - 2.8%
Medtronic PLC	9,259	1,160,616

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 5.2%
AmerisourceBergen Corp.	5,856	$ 699,499
UnitedHealth Group, Inc.	3,643	1,423,466

		2,122,965

Insurance - 2.3%
Hartford Financial Services Group, Inc.	13,557	952,379

Interactive Media & Services - 4.0%
Alphabet, Inc., Class A (A)	606	1,620,153

IT Services - 2.3%
Global Payments, Inc.	5,829	918,534

Life Sciences Tools & Services - 3.3%
Thermo Fisher Scientific, Inc.	2,367	1,352,338

Machinery - 4.5%
Caterpillar, Inc.	4,550	873,464
Parker-Hannifin Corp.	3,513	982,305

		1,855,769

Media - 1.8%
Comcast Corp., Class A	13,427	750,972

Multiline Retail - 2.1%
Target Corp.	3,762	860,633

Oil, Gas & Consumable Fuels - 5.2%
Chevron Corp.	10,068	1,021,398
ConocoPhillips	16,118	1,092,317

		2,113,715

Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co.	13,551	801,812
Eli Lilly & Co.	3,515	812,141

		1,613,953

Road & Rail - 1.7%
CSX Corp.	22,966	683,009

Semiconductors & Semiconductor Equipment - 1.7%
Micron Technology, Inc.	9,842	698,585

Software - 1.9%
Microsoft Corp.	2,788	785,993

Specialty Retail - 2.1%
Lowe’s Cos., Inc.	4,289	870,067

Total Common Stocks (Cost $35,325,634)		40,233,480

Total Investments (Cost $35,325,634)		40,233,480
Net Other Assets (Liabilities) - 1.5%		616,829

Net Assets - 100.0%		$ 40,850,309

Transamerica Series Trust	Page 1

Transamerica Rothschild & Co Large Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$40,233,480	$—	$—	$40,233,480

Total Investments	$40,233,480	$—	$—	$40,233,480

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	There were no transfers in or out of Level 3 during the period ended September 30, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust	Page 2

Transamerica Rothschild & Co Large Cap Value VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

INVESTMENT VALUATION

Transamerica Rothschild & Co Large Cap Value VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Series Trust	Page 3